Staff costs and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Staff Costs

	2020 $m	2019 $m	2018 $m
Staff costs

Wages and salaries	1,233	1,982	1,956

Social security costs	86	131	127

Pension and other post-retirement benefits:

Defined benefit plans (note 27)	3	3	19

Defined contribution plans	36	64	63

	1,358	2,180	2,165

Analysed as:

Costs borne by IHG a	500	735	708

Costs borne by the System Fund b	242	313	347

Costs reimbursed	616	1,132	1,110

	1,358	2,180	2,165

Summary of Average Number of Employees

	2020	2019	2018
Average number of employees, including part-time employees

Employees whose costs are borne by IHG:

Americas	1,931	2,170	2,225

EMEAA	4,088	5,227	3,255

Greater China	314	339	324

Central	1,813	1,900	1,794

	8,146	9,636	7,598

Employees whose costs are borne by the System Fund	4,686	4,800	5,214

Employees whose costs are reimbursed	15,980	22,207	22,518

	28,812	36,643	35,330

Summary of Director's Emoluments

	2020 $m	2019 $m	2018 $m
Directors’ remuneration

Base salaries, fees, performance payments and benefits	4.2	6.4	7.1